Discontinued operations (Tables)	12 Months Ended
Dec. 31, 2014
Discontinued Operations and Disposal Groups [Abstract]
Schedule of disposed assets, results of discontinued operations and cashflow impact of discontinued operations
The detailed discontinued operations results for the prior year are as follows:

Year ended December 31,	2013
	Pipeline	Piling	Total
Revenue	$—	$98,735	$98,735
Project costs	1,321	79,472	80,793
Equipment costs	—	1,242	1,242
Depreciation	—	706	706
Gross (loss) profit	$(1,321)	$17,315	$15,994
General and administrative expenses	312	6,857	7,169
Loss (gain) on disposal of assets and liabilities	63	(98,065)	(98,002)
Gain on sale of inventory	(46)	—	(46)
Amortization of intangible assets	—	351	351
Operating (loss) income	$(1,650)	$108,172	$106,522
Interest expense	—	4,758	4,758
(Loss) income before income taxes	$(1,650)	$103,414	$101,764
Current income tax expense	—	164	164
Deferred income tax (benefit) expense	(510)	14,879	14,369
Net (loss) income	$(1,140)	$88,371	$87,231

Cash (used in) provided by discontinued operations during the prior year are summarized as follows:

Year ended December 31,	2013
	Pipeline	Piling	Total
Operating activities	$(1,587)	$47,326	$45,739
Investing activities	—	182,836	182,836
Financing activities	—	(271)	(271)
	$(1,587)	$229,891	$228,304